Financial risk management, objectives and policies, ABN AMRO Credit Facility (Details) $ in Thousands	1 Months Ended						12 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Apr. 30, 2018 USD ($) Carrier Borrower Newbuilding	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Credit Facility [Abstract]
Borrowings							$ 522,299	$ 449,959
ABN AMRO Credit Facility [Member]
Credit Facility [Abstract]
Borrowings						$ 484,000
Number of borrowers | Borrower						2
Number of VLCCs financed | Carrier						11
Number of newbuildings financed | Newbuilding						2
Debt prepayment before installment term			$ 42,200	$ 33,400	$ 57,800
Credit facility covenant, required adjusted tangible net worth							$ 300,000
Drawdown		$ 60,000
Repayments of borrowings	$ 60,000
Frequency of periodic repayment							quarterly
Debt repayment installment amount						$ 7,700
Debt repayment final amount							$ 183,900
ABN AMRO Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis						2.40%
ABN AMRO Credit Facility [Member] | DHT Condor [Member]
Credit Facility [Abstract]
Repayments of borrowings	$ 6,100
ABN AMRO Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings							135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets							25.00%
Credit facility covenant, required unencumbered consolidated cash							$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt							6.00%